Schedule of Income before Income Tax, Domestic and Foreign (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ 1,081,102
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	(1,442,284)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	3,397,483
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	(1,212,136)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	(17,024,349)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	(7,787,215)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	(131,034)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	(18,466,633)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ (4,389,732)